Leases - Summary of Future Minimum Payment Receivables (Detail) kr in Millions	12 Months Ended
Dec. 31, 2020 SEK (kr)
Disclosure Of Financial Lease And Operating Lease By Lessor [Line Items]
Future minimum, Operating leases	kr 123
Future minimum, Financial leases	252
2021 [member]
Disclosure Of Financial Lease And Operating Lease By Lessor [Line Items]
Future minimum, Operating leases	64
Future minimum, Financial leases	58
2022 [member]
Disclosure Of Financial Lease And Operating Lease By Lessor [Line Items]
Future minimum, Operating leases	29
Future minimum, Financial leases	59
2023 [member]
Disclosure Of Financial Lease And Operating Lease By Lessor [Line Items]
Future minimum, Operating leases	18
Future minimum, Financial leases	61
2024 [member]
Disclosure Of Financial Lease And Operating Lease By Lessor [Line Items]
Future minimum, Operating leases	8
Future minimum, Financial leases	63
2025 [member]
Disclosure Of Financial Lease And Operating Lease By Lessor [Line Items]
Future minimum, Operating leases	2
Future minimum, Financial leases	11
2026 and later [member]
Disclosure Of Financial Lease And Operating Lease By Lessor [Line Items]
Future minimum, Operating leases	kr 2